Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net

5.    Accounts receivable, net

Accounts receivable consist of the following:

	As of
	December 31,
	2022	2023
	RMB	RMB
Accounts receivable	3,164,023	3,746,826
Allowance for credit losses	(96,959)	(107,032)
Accounts receivable, net	3,067,064	3,639,794

The movements in the allowance for credit losses are as follows:

	Year ended
	December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	85,115	96,959
Additions	28,006	12,388
Write-off	(16,162)	(2,683)
Recovery of write-off	—	368
Balance at the end of the year	96,959	107,032